Property, Equipment and Software (Tables)	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
Schedule of Property, Equipment and Software

Property, equipment and software consist of the following:

	As of December 31,
	2018	2019
Cost:
Leasehold improvements	24,324	28,542
Computers and electronic equipment	15,696	18,721
Motor vehicles	1,739	1,739
Mechanical equipment	1,164	1,181
Construction in progress	369	1,325
Software	306	470
Total cost	43,598	51,978
Less: Accumulated depreciation and amortization	(15,672)	(29,376)
Property, equipment and software, net	27,926	22,602

Summary of Depreciation and Amortization Expenses

Depreciation and amortization expenses recognized for the years ended December 31, 2017, 2018 and 2019 are summarized as follows:

	For the Years Ended December 31,
	2017	2018	2019
Cost of revenues	64	1,260	1,899
Research and development expenses	3,774	5,197	3,662
Sales and marketing expenses	121	21	81
General and administrative expenses	5,124	6,667	8,062
Total	9,083	13,145	13,704